Document and Entity Information	Dec. 13, 2023
Cover [Abstract]
Entity Registrant Name	Crescent Energy Co
Amendment Flag	false
Entity Central Index Key	0001866175
Document Type	8-K
Document Period End Date	Dec. 13, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-41132
Entity Tax Identification Number	87-1133610
Entity Address, Address Line One	600 Travis Street
Entity Address, Address Line Two	Suite 7200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	337-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CRGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false